Segment Information - Schedule of Revenues Generated (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Revenues generated from different product category	¥ 186,356	$ 25,531	¥ 211,651	¥ 260,269
Revenues generated from different distribution channels	186,356	25,531	211,651	260,269
Swine vaccines [Member]
Segment Reporting Information [Line Items]
Revenues generated from different product category	157,789	21,617	188,919	235,610
Poultry vaccines [Member]
Segment Reporting Information [Line Items]
Revenues generated from different product category	15,506	2,124	15,430	16,370
Other vaccines [Member]
Segment Reporting Information [Line Items]
Revenues generated from different product category	13,061	1,790	7,302	8,289
Direct sales channel [Member]
Segment Reporting Information [Line Items]
Revenues generated from different distribution channels	121,774	16,683	159,529	207,324
Distribution network [Member]
Segment Reporting Information [Line Items]
Revenues generated from different distribution channels	59,854	8,200	49,623	47,845
Government tender and procurement [Member]
Segment Reporting Information [Line Items]
Revenues generated from different distribution channels	¥ 4,728	$ 648	¥ 2,499	¥ 5,100